Submission	Aug. 12, 2024
Submission [Line Items]
Central Index Key	0001337619
Registrant Name	Envestnet, Inc.
Form Type	Schedule 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES